UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2021
Classes A, I, R and R6

■	Voya Target In-Retirement Fund
■	Voya Target Retirement 2025 Fund
■	Voya Target Retirement 2030 Fund
■	Voya Target Retirement 2035 Fund
■	Voya Target Retirement 2040 Fund
■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2065 Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

As the Pandemic Recedes, the Economy Keeps Growing

Dear Shareholder,

Since April, investors have evinced concern about the prospect of inflation taking off as the global economy regroups from its COVID-19 knockdown. Market participants have been weighing better-than-expected corporate earnings against the potential for higher-than-expected inflation. As a result, bond and stock markets alike have experienced bouts of volatility. Over the one-year period covered in this report, however, stocks delivered strong performance, whereas fixed income asset classes produced mixed results. In mid-June, the Federal Open Market Committee (“FOMC”) concluded its regular meeting at which U.S. Federal Reserve Board (“Fed”) officials review current economic and labor market conditions and decided whether they should adjust monetary policy in response to those conditions. As expected, the FOMC upgraded its assessment of economic conditions and continued to describe the increase of inflation as largely transitory. Though we believe there is still uncertainty about the future path of interest rates, the FOMC reiterated that its current policy stances will remain in place until the Fed sees substantial further progress towards its goal of full employment.

In our opinion, the financial markets have shown remarkable strength despite the COVID-19 pandemic, thanks largely to massive U.S. government stimulus. During 2020, equity market returns were largely driven by defensive, pandemic-protected businesses. In 2021, we anticipate higher corporate profits, particularly from cyclical sectors of the market, i.e., those which generally benefit the most during economic recovery. Positive economic data keep rolling in, and the outlook for 2021 economic growth continues to improve, in our view. Significant savings built up during the pandemic, coupled with massive fiscal stimulus, have ignited a consumption boom that we believe is still expanding. Underscoring this point, reported first-quarter corporate earnings greatly exceeded expectations. We believe that the global economy also should grow at a faster than usual pace, though regional progress is likely to be uneven due to different rates of COVID-19 infections and vaccinations. Nevertheless, we believe the overall trajectory is up, which is a positive for financial assets.

While, in our view, the economy and financial markets are upholding their recent strength and expected to continue doing so this year, there is always the potential for a game-changing surprise. Therefore, it bears repeating that we believe one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. It is our view that you should keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
June 16, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

BENCHMARK DESCRIPTIONS

Index	Description
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index, S&P Target Date 2050 Index, S&P Target Date 2055 Index, and S&P Target Date 2060+ Index

Each index seeks to represent the market consensus for asset allocations which target an approximate 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and beyond the 2060 retirement horizon, respectively.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

The Voya Target Retirement Funds* consist of Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, Voya Target Retirement 2065 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA, Barbara Reinhard, CFA and Chief Investment Officer and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date for a Fund is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2021, each of the Funds outperformed their respective primary prospectus benchmarks (see below).

For the year ended May 31, 2021, Underlying Fund performance was strong, positively contributing to overall returns across all Funds. Underlying Funds with top performance relative to their benchmarks were Voya Multi-Manager International Equity Fund, Voya Global Bond Fund and Voya Intermediate Bond Fund. Underlying Funds with the worst performance relative to their benchmarks were Voya High Yield Bond Fund and Voya Multi-Manager Emerging Markets Equity Fund. In April 2021, the Funds transitioned to have greater exposure to passive underlying strategies in more efficient asset classes. This led to the removal of the following active strategies: Voya Large Cap Growth Fund, Voya Large Cap Value Fund, Voya U.S. High Dividend Low Volatility Fund, Voya MidCap Opportunities Fund and Voya Multi-Manager Mid Cap Value Fund.

Asset Allocation: The Funds started the reporting period favoring equities over fixed income. The Funds’ overweight positions in domestic equities and long government bonds were funded by underweight positions in international equities, real estate, core U.S. fixed income and Treasury inflation-protected securities.

In July, the Funds removed long-government bond exposure in the far-dated vintages and reduced it in the near-dated vintages in favor of intermediate term bonds. At the time of the trade, the yield curve had re-flattened and our belief was that it would steepen as economic and COVID-19-related data (e.g., hospitalizations) continued to improve. Also, in July, the Funds purchased emerging market (“EM”) equities with proceeds from reducing intermediate bonds. This trade partially unwound a short EM position enacted in May of 2020. Rationale for the trade was supported, at the time, by the weakening U.S. dollar (“USD”) and the fiscal-led recovery in China.

In August, long government bond exposure was reduced in favor of corporate credit across the Income — 2035 vintages. This was a partial unwinding of a tactical position overweighting long duration that was implemented in April.

In October, as part of the semi-annual review of the Funds’ strategic asset allocation, two existing tactical trades were incorporated into longer-term strategic positions, resulting in the re-introduction of U.S. small cap equities and removal of global real estate as strategic asset classes. In addition, the Funds increased exposure to EM equities and U.S. small cap equities by selling U.S. large cap equities.

In November, the Funds added to developed international equities, funded by selling U.S. large cap equities. The trade reversed a previously held underweight position in developed international, which was overweighted in far-dated vintages, neutral in mid-dated and, at the time, remained underweight in near-dated funds. The rationale for the trade included expectations for the continued outperformance of international developed equities, given the persistent rise of COVID-19 cases in the United States and further USD weakening relative to the Euro.

At the close of January, the Funds implemented an overweight to EM equities funded by selling down domestic large cap equities. The rationale underpinning the trade was our belief that the USD would continue to depreciate, and that the vaccine rollout would prove more beneficial to the industrial and less tech-heavy EM index.

In March, the Funds trimmed their overweight position in domestic small cap equities — a position initiated in October 2020 — and purchased domestic large caps with the proceeds. At the time of the trade, domestic small caps had outperformed domestic large caps by over 22% while the Funds held the overweight position. With the trade, the Funds increased their overweight position to domestic large caps — reflective of our view, at the time, that growth would continue for mega-cap growth stocks while the dollar also would be more resilient.

As part of its annual review process, the Funds glided down the equity portion of the 2040 — 2025 Funds, reducing equity between 1 — 3% in favor of fixed income. Within equities, the Funds rotated from U.S. large cap into U.S. mid cap, U.S. small cap and EM equities. Within fixed income, the Funds reduced the position in U.S. long government bonds within the near-dated vintages in favor of core U.S. fixed income.

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

Finally, at the end of May the Funds rotated a portion of their U.S. small cap and EM equities into European equities. We have been cautious on Europe for years. By March 2021, Europe had wiped out the heady gains made in the fourth quarter of 2020. Since then, because of more successful vaccine rollouts (relative to the first quarter of 2021), reopening of tourism this summer and additional stimulus through the European recovery fund, Europe, in our opinion, looks to be in the next leg of its growth recovery.

Overall, short term asset allocation moves had a positive impact on NAV performance during this twelve-month period.

Current Strategy and Outlook: In our view, the outlook for U.S. 2021 growth continues to strengthen. Vaccinations are accelerating, economic mobility and activity is broadening and we believe support from government has been unflagging. Significant savings built up throughout the pandemic, coupled with a lot of fiscal stimulus and potentially more coming, has ignited a consumption boom that we believe is in the early innings. The latest consumer price index (“CPI”) reading stole the headlines with a 2.6% print, but this was skewed by a big recovery in oil. Core CPI also climbed but remained below the Fed’s 2% target at 1.6%. Measures of inflation expectations were changed a little to lower since April. It would not surprise us to see inflation continue to rise, but we think sizable increases will be transitory.

We continue to prefer EM equities over developed market equities. While recent USD strength has induced capital outflows and weighed on EM asset returns, global reflation with more modest increases in U.S. real yields, sustained China expansion and broad-based cyclical rotation should benefit EM stocks, in our view, for the remainder of the year.

We believe global interest rates appear likely to go higher. We expect the U.S. 10-year Treasury yield to move toward 2%, but not in a linear fashion. Within fixed income, sectors with yield spreads to Treasuries continue to offer better return potential, in our view. We think spreads to Treasuries among high yield bonds are more attractive than investment grade spreads. Developed international market yields are unenticing, while the risk-adjusted return profile of international equities outweighs that of debt, in our opinion.

*	On March 25, 2021, the Funds’ Board of Trustees approved changes with respect to each Fund’s management fees, expense limits and principal investment strategies, effective on April 27, 2021.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

Average Total Returns for the Year Ended May 31, 2021

Voya Target In-Retirement Fund, Class I	14.70%
S&P Target Date Retirement Income Index	11.69%
Voya Target Retirement 2025 Fund, Class I	24.91%
S&P Target Date 2025 Index	22.88%
Voya Target Retirement 2030 Fund, Class I	29.69%
S&P Target Date 2030 Index	27.24%
Voya Target Retirement 2035 Fund, Class I	34.29%
S&P Target Date 2035 Index	32.22%
Voya Target Retirement 2040 Fund, Class I	38.37%
S&P Target Date 2040 Index	35.70%
Voya Target Retirement 2045 Fund, Class I	41.21%
S&P Target Date 2045 Index	37.83%
Voya Target Retirement 2050 Fund, Class I	41.25%
S&P Target Date 2050 Index	38.92%
Voya Target Retirement 2055 Fund, Class I	41.89%
S&P Target Date 2055 Index	39.49%
Voya Target Retirement 2060 Fund, Class I	42.50%
S&P Target Date 2060+ Index	39.42%
Voya Target Retirement 2065 Fund, Class I*	30.92%
S&P Target Date 2060+ Index**	29.22%

*	Voya Target Retirement 2065 Fund cumulative total return is for the date of inception on July 29, 2020, to May 31, 2021.
**	S&P Target Date 2060+ Index cumulative total return is for the date of inception on July 29, 2020, to May 31, 2021.

Target Asset Allocations as of May 31, 2021(1) (as a percentage of net assets)
Sub Asset Class	2065	2060	2055	2050	2045	2040	2035	2030	2025	In- Retirement
U.S. Large Blend	50.0%	50.0%	49.0%	49.0%	49.0%	45.0%	40.0%	36.0%	32.0%	20.0%
U.S. Mid Cap Blend	7.0%	7.0%	7.0%	7.0%	7.0%	7.0%	6.0%	5.0%	4.0%	2.0%
U.S. Small Cap	4.0%	4.0%	4.0%	4.0%	3.0%	3.0%	3.0%	3.0%	2.0%	1.0%
International	28.0%	28.0%	28.0%	28.0%	27.0%	25.0%	23.0%	21.0%	15.0%	8.0%
Emerging Markets	9.0%	9.0%	9.0%	9.0%	9.0%	8.0%	7.0%	4.0%	4.0%	2.0%
Core Fixed Income	2.0%	2.0%	3.0%	3.0%	3.0%	9.0%	17.0%	27.0%	35.0%	44.0%
High Yield	—	—	—	—	2.0%	3.0%	4.0%	4.0%	5.0%	5.0%
International Bonds	—	—	—	—	—	—	—	—	3.0%	3.0%
TIPS	—	—	—	—	—	—	—	—	—	3.0%
Short Duration	—	—	—	—	—	—	—	—	—	10.0%
Total Equity	98.0%	98.0%	97.0%	97.0%	95.0%	88.0%	79.0%	69.0%	57.0%	33.0%
Total Fixed Income	2.0%	2.0%	3.0%	3.0%	5.0%	12.0%	21.0%	31.0%	43.0%	67.0%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown.

Portfolio holdings are subject to change

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	7.88%	5.34%	5.02%
Class I	14.70%	6.89%	6.03%
Class R(2)	14.08%	6.35%	5.50%
Class R6(3)	14.72%	6.91%	6.92%
Excluding Sales Charge:
Class A(2)	14.43%	6.59%	5.76%
Class I	14.70%	6.89%	6.03%
Class R(2)	14.08%	6.35%	5.50%
Class R6(3)	14.72%	6.91%	6.92%
S&P Target Date Retirement Income Index	11.69%	6.36%	5.39%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2025 FUND

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	17.47%	8.38%	7.57%
Class I	24.91%	9.92%	8.59%
Class R(2)	24.27%	9.39%	8.06%
Class R6(3)	24.99%	10.00%	9.74%
Excluding Sales Charge:
Class A(2)	24.65%	9.67%	8.33%
Class I	24.91%	9.92%	8.59%
Class R(2)	24.27%	9.39%	8.06%
Class R6(3)	24.99%	10.00%	9.74%
S&P Target Date 2025 Index	22.88%	9.71%	8.62%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	21.93%	9.56%	8.56%
Class I	29.69%	11.14%	9.60%
lass R(2)	29.08%	10.59%	9.06%
Class R6(3)	29.73%	11.19%	10.80%
Excluding Sales Charge:
Class A(2)	29.41%	10.87%	9.32%
Class I	29.69%	11.14%	9.60%
Class R(2)	29.08%	10.59%	9.06%
Class R6(3)	29.73%	11.19%	10.80%
S&P Target Date 2030 Index	27.24%	10.69%	9.43%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2035 FUND

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	26.19%	10.64%	9.19%
Class I	34.29%	12.29%	10.27%
Class R(2)	33.50%	11.70%	9.71%
Class R6(3)	34.27%	12.29%	11.77%
Excluding Sales Charge:
Class A(2)	33.87%	11.96%	9.96%
Class I	34.29%	12.29%	10.27%
Class R(2)	33.50%	11.70%	9.71%
Class R6(3)	34.27%	12.29%	11.77%
S&P Target Date 2035 Index	32.22%	11.72%	10.21%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	30.09%	11.50%	9.95%
Class I	38.37%	13.09%	11.00%
Class R(2)	37.70%	12.54%	10.46%
Class R6(3)	38.51%	13.17%	12.60%
Excluding Sales Charge:
Class A(2)	38.07%	12.84%	10.73%
Class I	38.37%	13.09%	11.00%
Class R(2)	37.70%	12.54%	10.46%
Class R6(3)	38.51%	13.17%	12.60%
S&P Target Date 2040 Index	35.70%	12.43%	10.75%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2045 FUND

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	32.58%	11.85%	10.26%
Class I	41.21%	13.52%	11.35%
Class R(2)	40.39%	12.93%	10.79%
Class R6(3)	41.23%	13.56%	12.96%
Excluding Sales Charge:
Class A(2)	40.67%	13.18%	11.04%
Class I	41.21%	13.52%	11.35%
Class R(2)	40.39%	12.93%	10.79%
Class R6(3)	41.23%	13.56%	12.96%
S&P Target Date 2045 Index	37.83%	12.86%	11.09%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	32.89%	11.87%	10.27%
Class I	41.25%	13.51%	11.35%
Class R(2)	40.61%	12.93%	10.78%
Class R6(3)	41.48%	13.56%	12.96%
Excluding Sales Charge:
Class A(2)	40.98%	13.20%	11.05%
Class I	41.25%	13.51%	11.35%
Class R(2)	40.61%	12.93%	10.78%
Class R6(3)	41.48%	13.56%	12.96%
S&P Target Date 2050 Index	38.92%	13.15%	11.36%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2055 FUND

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	33.29%	11.97%	10.35%
Class I	41.89%	13.65%	11.44%
Class R(2)	40.94%	12.99%	10.84%
Class R6(3)	42.02%	13.70%	13.06%
Excluding Sales Charge:
Class A(2)	41.43%	13.30%	11.12%
Class I	41.89%	13.65%	11.44%
Class R(2)	40.94%	12.99%	10.84%
Class R6(3)	42.02%	13.70%	13.06%
S&P Target Date 2055 Index	39.49%	13.31%	11.52%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2021
	1 Year	5 Year	Since Inception of Class I December 20, 2015
Including Sales Charge:
Class A(1)	33.79%	12.05%	11.52%
Class I	42.50%	13.72%	13.07%
Class R(2)	41.45%	13.10%	12.46%
Class R6	42.45%	13.75%	13.10%
Excluding Sales Charge:
Class A	41.89%	13.38%	12.74%
Class I	42.50%	13.72%	13.07%
Class R(2)	41.45%	13.10%	12.46%
Class R6	42.45%	13.75%	13.10%
S&P Target Date 2060+ Index	39.42%	13.45%	13.10%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class R incepted on June 1, 2018. The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2065 FUND

Cumulative Total Returns for the Period Ended May 31, 2021
Since Inception of Classes A, I, R and R6 July 29, 2020
Including Sales Charge:
Class A(1)	23.10%
Class I	30.92%
Class R	30.40%
Class R6	30.92%
Excluding Sales Charge:
Class A	30.61%
Class I	30.92%
Class R	30.40%
Class R6	30.92%
S&P Target Date 2060+ Index(2)	29.22%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2065 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Since inception performance for the index is shown as of July 29, 2020.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2021**	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2021**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,049.10	0.71%	$3.63	$1,000.00	1,021.39	0.71%	$3.58
Class I	1,000.00	1,050.40	0.40	2.04	1,000.00	1,022.94	0.40	2.02
Class R	1,000.00	1,046.90	0.96	4.90	1,000.00	1,020.14	0.96	4.84
Class R6	1,000.00	1,050.50	0.38	1.94	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,093.60	0.67%	$3.50	$1,000.00	1,021.59	0.67%	$3.38
Class I	1,000.00	1,094.90	0.45	2.35	1,000.00	1,022.69	0.45	2.27
Class R	1,000.00	1,092.20	0.92	4.80	1,000.00	1,020.34	0.92	4.63
Class R6	1,000.00	1,094.80	0.38	1.98	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,112.80	0.68%	$3.58	$1,000.00	1,021.54	0.68%	$3.43
Class I	1,000.00	1,113.70	0.42	2.21	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,111.10	0.93	4.89	1,000.00	1,020.29	0.93	4.68
Class R6	1,000.00	1,113.90	0.38	2.00	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,132.10	0.69%	$3.67	$1,000.00	1,021.49	0.69%	$3.48
Class I	1,000.00	1,133.50	0.39	2.07	1,000.00	1,022.99	0.39	1.97
Class R	1,000.00	1,130.20	0.94	4.99	1,000.00	1,020.24	0.94	4.73
Class R6	1,000.00	1,133.10	0.38	2.02	1,000.00	1,023.04	0.38	1.92

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2021**	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2021**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,149.90	0.71%	$3.81	$1,000.00	1,021.39	0.71%	$3.58
Class I	1,000.00	1,151.00	0.42	2.25	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,148.40	0.96	5.14	1,000.00	1,020.14	0.96	4.84
Class R6	1,000.00	1,152.20	0.38	2.04	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,161.60	0.74%	$3.99	$1,000.00	1,021.24	0.74%	$3.73
Class I	1,000.00	1,163.80	0.40	2.16	1,000.00	1,022.94	0.40	2.02
Class R	1,000.00	1,160.70	0.99	5.33	1,000.00	1,020.00	0.99	4.99
Class R6	1,000.00	1,163.30	0.38	2.05	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,161.40	0.74%	$3.99	$1,000.00	1,021.24	0.74%	$3.73
Class I	1,000.00	1,163.20	0.41	2.21	1,000.00	1,022.89	0.41	2.07
Class R	1,000.00	1,160.90	0.99	5.33	1,000.00	1,020.00	0.99	4.99
Class R6	1,000.00	1,164.10	0.38	2.05	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,163.60	0.78%	$4.21	$1,000.00	1,021.04	0.78%	$3.93
Class I	1,000.00	1,166.10	0.41	2.21	1,000.00	1,022.89	0.41	2.07
Class R	1,000.00	1,161.50	1.03	5.55	1,000.00	1,019.80	1.03	5.19
Class R6	1,000.00	1,166.10	0.38	2.05	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,165.50	0.77%	$4.16	$1,000.00	1,021.09	0.77%	$3.88
Class I	1,000.00	1,168.40	0.39	2.11	1,000.00	1,022.99	0.39	1.97
Class R	1,000.00	1,163.40	1.02	5.50	1,000.00	1,019.85	1.02	5.14
Class R6	1,000.00	1,168.30	0.38	2.05	1,000.00	1,023.04	0.38	1.92
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$1,166.20	0.67%	$3.62	$1,000.00	1,021.59	0.67%	$3.38
Class I	1,000.00	1,167.90	0.42	2.27	1,000.00	1,022.84	0.42	2.12
Class R	1,000.00	1,165.40	0.92	4.97	1,000.00	1,020.34	0.92	4.63
Class R6	1,000.00	1,167.90	0.42	2.27	1,000.00	1,022.84	0.42	2.12

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund	For the year ended May 31, 2021	For each of the two years in the period ended May 31, 2021
Voya Target Retirement 2065 Fund	For the period from July 29, 2020 (commencement of operations) through May 31, 2021

The financial highlights for each of the periods in the three-year period ended May 31, 2019, were audited by another independent registered public accounting firm whose report, dated July 25, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 27, 2021

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2021

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$18,089,962	$17,211,801	$15,551,662	$14,410,483
Investments in unaffiliated underlying funds at fair value**	16,170,315	28,996,992	32,751,028	38,358,451
Cash	25,267	19,406	33,841	31,749
Receivables:
Investments in affiliated underlying funds sold	—	—	—	13,096
Investments in unaffiliated underlying funds sold	—	—	—	12,583
Fund shares sold	141,114	21,127	21,222	5,636
Reimbursement due from Investment Adviser	—	109	—	—
Other assets	352	344	320	312
Total assets	34,427,010	46,249,779	48,358,073	52,832,310
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	108,674	13,086	11,812	—
Payable for investments in unaffiliated underlying funds purchased	32,461	8,020	9,280	—
Payable for fund shares redeemed	—	—	120	31,277
Payable for unified fees	5,213	6,929	7,315	7,938
Payable for distribution and shareholder service fees	2,056	2,927	2,630	2,382
Payable to trustees under the deferred compensation plan (Note 6)	352	344	320	312
Other accrued expenses and liabilities	1,204	807	228	939
Total liabilities	149,960	32,113	31,705	42,848
NET ASSETS	$34,277,050	$46,217,666	$48,326,368	$52,789,462
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$30,944,178	$39,136,819	$39,968,765	$42,258,651
Total distributable earnings	3,332,872	7,080,847	8,357,603	10,530,811
NET ASSETS	$34,277,050	$46,217,666	$48,326,368	$52,789,462

* Cost of investments in affiliated underlying funds	$17,907,077	$17,031,141	$15,136,309	$13,976,785
** Cost of investments in unaffiliated underlying funds	$15,768,931	$26,876,448	$30,393,865	$35,304,793

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2021 (CONTINUED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
Class A
Net assets	$9,711,841	$12,442,600	$12,454,583	$11,286,159
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	806,863	876,530	842,089	741,266
Net asset value and redemption price per share†	$12.04	$14.20	$14.79	$15.23
Maximum offering price per share (5.75%)(1)	$12.77	$15.07	$15.69	$16.16

Class I
Net assets	$1,311,554	$61,342	$925,933	$966,710
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	108,457	4,294	62,209	63,034
Net asset value and redemption price per share	$12.09	$14.28	$14.88	$15.34

Class R
Net assets	$60,058	$696,977	$68,292	$61,420
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,999	49,285	4,638	4,044
Net asset value and redemption price per share	$12.01	$14.14	$14.72	$15.19

Class R6
Net assets	$23,193,597	$33,016,747	$34,877,560	$40,475,173
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,918,122	2,312,702	2,344,976	2,643,374
Net asset value and redemption price per share	$12.09	$14.28	$14.87	$15.31

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2021

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$8,296,387	$6,596,756	$5,849,122	$3,983,619
Investments in unaffiliated underlying funds at fair value**	29,906,657	33,645,047	24,553,209	18,604,889
Cash	29,558	31,728	21,233	17,036
Receivables:
Investments in affiliated underlying funds sold	—	9,880	—	—
Investments in unaffiliated underlying funds sold	—	14,217	—	—
Fund shares sold	21,794	4,783	10,670	16,126
Other assets	223	243	169	144
Total assets	38,254,619	40,302,654	30,434,403	22,621,814
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	5,236	—	3,727	6,423
Payable for investments in unaffiliated underlying funds purchased	6,400	—	5,590	9,634
Payable for fund shares redeemed	10,127	28,843	1,131	—
Payable for unified fees	5,663	6,144	4,447	3,424
Payable for distribution and shareholder service fees	1,947	1,335	1,517	824
Payable to trustees under the deferred compensation plan (Note 6)	223	243	169	144
Other accrued expenses and liabilities	547	102	986	177
Total liabilities	30,143	36,667	17,567	20,626
NET ASSETS	$38,224,476	$40,265,987	$30,416,836	$22,601,188
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$30,026,011	$30,529,846	$23,280,555	$16,662,977
Total distributable earnings	8,198,465	9,736,141	7,136,281	5,938,211
NET ASSETS	$38,224,476	$40,265,987	$30,416,836	$22,601,188

* Cost of investments in affiliated underlying funds	$7,899,807	$6,151,279	$5,315,350	$3,652,055
** Cost of investments in unaffiliated underlying funds	$27,683,551	$31,226,736	$22,609,757	$17,222,602

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2021 (CONTINUED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
Class A
Net assets	$9,349,187	$6,396,358	$7,242,655	$3,894,628
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	581,578	386,171	442,754	238,253
Net asset value and redemption price per share†	$16.08	$16.56	$16.36	$16.35
Maximum offering price per share (5.75%)(1)	$17.06	$17.57	$17.36	$17.35

Class I
Net assets	$50,760	$230,867	$451,324	$349,412
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,138	13,852	27,429	21,247
Net asset value and redemption price per share	$16.17	$16.67	$16.45	$16.45

Class R
Net assets	$13,167	$5,598	$155,363	$28,236
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	821	338	9,523	1,736
Net asset value and redemption price per share	$16.05	$16.55	$16.32	$16.26

Class R6
Net assets	$28,811,362	$33,633,164	$22,567,494	$18,328,912
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,781,129	2,017,189	1,371,377	1,114,545
Net asset value and redemption price per share	$16.18	$16.67	$16.46	$16.45

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2021

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$2,583,570	$929,918
Investments in unaffiliated underlying funds at fair value**	12,885,793	4,501,860
Cash	11,797	4,179
Receivables:
Fund shares sold	14,616	438
Other assets	86	8
Total assets	15,495,862	5,436,403
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	4,561	164
Payable for investments in unaffiliated underlying funds purchased	7,133	257
Payable for fund shares redeemed	2,840	—
Payable for unified fees	2,365	818
Payable for distribution and shareholder service fees	979	280
Payable to trustees under the deferred compensation plan (Note 6)	86	8
Other accrued expenses and liabilities	389	—
Total liabilities	18,353	1,527
NET ASSETS	$15,477,509	$5,434,876
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,719,869	$4,247,640
Total distributable earnings	3,757,640	1,187,236
NET ASSETS	$15,477,509	$5,434,876

* Cost of investments in affiliated underlying funds	$2,329,911	$813,161
** Cost of investments in unaffiliated underlying funds	$11,893,486	$4,162,217
Class A
Net assets	$4,667,281	$1,320,015
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	307,854	102,381
Net asset value and redemption price per share†	$15.16	$12.89
Maximum offering price per share (5.75%)(1)	$16.08	$13.68
Class I
Net assets	$160,255	$75,949
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	10,524	5,883
Net asset value and redemption price per share	$15.23	$12.91
Class R
Net assets	$9,297	$6,518
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	613	506
Net asset value and redemption price per share	$15.15	$12.88
Class R6
Net assets	$10,640,676	$4,032,394
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	698,396	312,336
Net asset value and redemption price per share	$15.24	$12.91

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2021

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$561,196	$618,424	$532,253	$452,606
Dividends from unaffiliated underlying funds	148,239	254,714	256,683	288,038
Total investment income	709,435	873,138	788,936	740,644

EXPENSES:
Unified fees	108,617	149,544	150,347	156,598
Distribution and shareholder service fees:
Class A	19,131	26,473	25,026	21,525
Class R	235	3,227	343	101
Transfer agent fees:
Class A	6,265	4,367	4,894	5,158
Class I	186	145	214	82
Class R	38	267	34	12
Trustee fees	1,158	1,591	1,603	1,675
Miscellaneous expense	527	485	421	381
Total expenses	136,157	186,099	182,882	185,532
Waived and reimbursed fees	—	(108)	—	—
Net expenses	136,157	185,991	182,882	185,532
Net investment income	573,278	687,147	606,054	555,112

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,563,638	3,150,105	3,462,068	4,654,164
Sale of unaffiliated underlying funds	1,706,898	2,277,937	2,486,150	2,897,820
Capital gain distributions from affiliated underlying funds	402,837	660,160	814,146	926,962
Net realized gain	3,673,373	6,088,202	6,762,364	8,478,946
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(595,906)	174,764	672,644	396,709
Unaffiliated underlying funds	(323,555)	1,681,545	2,044,995	2,524,523
Net change in unrealized appreciation (depreciation)	(919,461)	1,856,309	2,717,639	2,921,232
Net realized and unrealized gain	2,753,912	7,944,511	9,480,003	11,400,178
Increase in net assets resulting from operations	$3,327,190	$8,631,658	$10,086,057	$11,955,290

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2021

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$285,828	$266,037	$179,315	$142,908
Dividends from unaffiliated underlying funds	197,962	215,072	158,821	129,674
Total investment income	483,790	481,109	338,136	272,582

EXPENSES:
Unified fees	110,541	120,104	87,201	71,144
Distribution and shareholder service fees:
Class A	17,639	12,308	14,806	8,892
Class R	35	25	677	94
Transfer agent fees:
Class A	5,496	5,375	6,209	5,249
Class I	17	27	98	75
Class R	6	4	142	27
Trustee fees	1,184	1,286	933	759
Miscellaneous expense	536	485	553	608
Total expenses	135,454	139,614	110,619	86,848
Net expenses	135,454	139,614	110,619	86,848
Net investment income	348,336	341,495	227,517	185,734

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	3,101,172	3,851,818	2,593,934	2,277,058
Sale of unaffiliated underlying funds	2,635,525	3,185,085	2,149,043	1,971,247
Capital gain distributions from affiliated underlying funds	593,936	671,406	509,016	423,245
Net realized gain	6,330,633	7,708,309	5,251,993	4,671,550
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	648,778	686,855	727,296	506,055
Unaffiliated underlying funds	2,001,003	1,967,450	1,639,584	1,100,319
Net change in unrealized appreciation (depreciation)	2,649,781	2,654,305	2,366,880	1,606,374
Net realized and unrealized gain	8,980,414	10,362,614	7,618,873	6,277,924
Increase in net assets resulting from operations	$9,328,750	$10,704,109	$7,846,390	$6,463,658

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2021

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
		July 29, 2020(1) to May 31, 2021
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$85,093	$30,215
Dividends from unaffiliated underlying funds	81,535	27,718
Total investment income	166,628	57,933

EXPENSES:
Unified fees	45,367	14,549
Distribution and shareholder service fees:
Class A	9,262	2,427
Class R	36	24
Transfer agent fees:
Class A	5,187	—
Class R	10	—
Trustee fees	486	157
Miscellaneous expense	661	1,797
Total expenses	61,009	18,954
Net expenses	61,009	18,954
Net investment income	105,619	38,979

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,403,657	376,080
Sale of unaffiliated underlying funds	1,130,351	279,940
Capital gain distributions from affiliated underlying funds	265,396	100,033
Net realized gain	2,799,404	756,053
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	381,933	116,757
Unaffiliated underlying funds	853,782	339,643
Net change in unrealized appreciation (depreciation)	1,235,715	456,400
Net realized and unrealized gain	4,035,119	1,212,453
Increase in net assets resulting from operations	$4,140,738	$1,251,432

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2021	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$573,278	$270,500	$687,147	$620,078
Net realized gain	3,673,373	75,926	6,088,202	399,741
Net change in unrealized appreciation (depreciation)	(919,461)	282,957	1,856,309	445,176
Increase in net assets resulting from operations	3,327,190	629,383	8,631,658	1,464,995

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(249,890)	(137,450)	(509,961)	(331,031)
Class I	(32,149)	(4,750)	(2,544)	(5,023)
Class R	(1,335)	(158)	(29,729)	(20,934)
Class R6	(675,120)	(412,361)	(1,390,001)	(899,842)
Total distributions	(958,494)	(554,719)	(1,932,235)	(1,256,830)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,267,023	2,765,877	14,945,248	14,870,149
Proceeds from shares issued in merger (Note 15)	20,203,423	—	—	—
Reinvestment of distributions	958,494	554,719	1,932,235	1,256,830
	29,428,940	3,320,596	16,877,483	16,126,979
Cost of shares redeemed	(8,146,405)	(3,540,559)	(10,391,894)	(7,004,791)
Net increase (decrease) in net assets resulting from capital share transactions	21,282,535	(219,963)	6,485,589	9,122,188
Net increase (decrease) in net assets	23,651,231	(145,299)	13,185,012	9,330,353

NET ASSETS:
Beginning of year or period	10,625,819	10,771,118	33,032,654	23,702,301
End of year or period	$34,277,050	$10,625,819	$46,217,666	$33,032,654

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2021	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$606,054	$520,360	$555,112	$499,360
Net realized gain	6,762,364	395,818	8,478,946	255,283
Net change in unrealized appreciation (depreciation)	2,717,639	235,452	2,921,232	901,720
Increase in net assets resulting from operations	10,086,057	1,151,630	11,955,290	1,656,363

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(423,930)	(307,849)	(360,362)	(198,771)
Class I	(32,633)	(8,902)	(36,080)	(31,410)
Class R	(3,018)	(1,161)	(273)	(205)
Class R6	(1,333,082)	(852,103)	(1,391,361)	(975,183)
Total distributions	(1,792,663)	(1,170,015)	(1,788,076)	(1,205,569)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,885,944	14,428,395	14,990,312	14,919,468
Reinvestment of distributions	1,792,663	1,170,015	1,788,076	1,205,569
	16,678,607	15,598,410	16,778,388	16,125,037
Cost of shares redeemed	(6,545,422)	(5,853,354)	(6,103,200)	(4,936,220)
Net increase in net assets resulting from capital share transactions	10,133,185	9,745,056	10,675,188	11,188,817
Net increase in net assets	18,426,579	9,726,671	20,842,402	11,639,611

NET ASSETS:
Beginning of year or period	29,899,789	20,173,118	31,947,060	20,307,449
End of year or period	$48,326,368	$29,899,789	$52,789,462	$31,947,060

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2021	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$348,336	$367,853	$341,495	$374,326
Net realized gain	6,330,633	416,399	7,708,309	325,235
Net change in unrealized appreciation (depreciation)	2,649,781	185,464	2,654,305	566,182
Increase in net assets resulting from operations	9,328,750	969,716	10,704,109	1,265,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(270,607)	(197,803)	(157,258)	(165,554)
Class I	(1,551)	(4,919)	(6,023)	(5,134)
Class R	(253)	(118)	(138)	(135)
Class R6	(839,288)	(762,720)	(887,558)	(938,842)
Total distributions	(1,111,699)	(965,560)	(1,050,977)	(1,109,665)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,735,316	12,163,646	10,941,997	12,571,262
Reinvestment of distributions	1,111,699	965,560	1,050,977	1,109,665
	12,847,015	13,129,206	11,992,974	13,680,927
Cost of shares redeemed	(5,561,559)	(4,907,173)	(5,259,739)	(7,318,893)
Net increase in net assets resulting from capital share transactions	7,285,456	8,222,033	6,733,235	6,362,034
Net increase in net assets	15,502,507	8,226,189	16,386,367	6,518,112

NET ASSETS:
Beginning of year or period	22,721,969	14,495,780	23,879,620	17,361,508
End of year or period	$38,224,476	$22,721,969	$40,265,987	$23,879,620

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2021	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$227,517	$233,891	$185,734	$197,797
Net realized gain	5,251,993	62,635	4,671,550	148,744
Net change in unrealized appreciation (depreciation)	2,366,880	308,998	1,606,374	266,571
Increase in net assets resulting from operations	7,846,390	605,524	6,463,658	613,112

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(127,050)	(192,188)	(81,368)	(144,464)
Class I	(8,681)	(7,248)	(6,511)	(5,688)
Class R	(2,115)	(7,286)	(391)	(339)
Class R6	(388,419)	(523,373)	(350,088)	(632,377)
Total distributions	(526,265)	(730,095)	(438,358)	(782,868)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,003,854	8,638,376	7,614,702	7,863,413
Reinvestment of distributions	526,265	730,095	438,358	782,868
	11,530,119	9,368,471	8,053,060	8,646,281
Cost of shares redeemed	(5,161,640)	(2,876,842)	(5,410,701)	(3,934,478)
Net increase in net assets resulting from capital share transactions	6,368,479	6,491,629	2,642,359	4,711,803
Net increase in net assets	13,688,604	6,367,058	8,667,659	4,542,047

NET ASSETS:
Beginning of year or period	16,728,232	10,361,174	13,933,529	9,391,482
End of year or period	$30,416,836	$16,728,232	$22,601,188	$13,933,529

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Year Ended May 31, 2021	Year Ended May 31, 2020	July 29, 2020(1) to May 31, 2021
FROM OPERATIONS:
Net investment income	$105,619	$102,042	$38,979
Net realized gain	2,799,404	33,385	756,053
Net change in unrealized appreciation (depreciation)	1,235,715	101,850	456,400
Increase in net assets resulting from operations	4,140,738	237,277	1,251,432

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(76,513)	(122,726)	(15,520)
Class I	(4,293)	(7,784)	(818)
Class R	(108)	(363)	(72)
Class R6	(189,539)	(262,491)	(48,413)
Total distributions	(270,453)	(393,364)	(64,823)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,035,426	5,476,594	4,303,779
Reinvestment of distributions	270,453	393,364	64,823
	5,305,879	5,869,958	4,368,602
Cost of shares redeemed	(2,249,945)	(1,784,870)	(120,335)
Net increase in net assets resulting from capital share transactions	3,055,934	4,085,088	4,248,267
Net increase in net assets	6,926,219	3,929,001	5,434,876

NET ASSETS:
Beginning of year or period	8,551,290	4,622,289	—
End of year or period	$15,477,509	$8,551,290	$5,434,876

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/ additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21	•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
Class I
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23		0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
Class R
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(4)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25	•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
Voya Target Retirement 2025 Fund
Class A
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21	•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
Class I
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23		0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
Class R
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(4)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26	•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/ additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2030 Fund
Class A
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19	•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
Class I
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21		1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
Class R
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(4)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23	•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
Voya Target Retirement 2035 Fund
Class A
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17		1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
Class I
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24	•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
Class R
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(4)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26	•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/ additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund
Class A
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16		1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
Class I
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20		1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
Class R
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(4)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19		1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
Voya Target Retirement 2045 Fund
Class A
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15		1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
Class I
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18		1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
Class R
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(4)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19	•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/ additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund
Class A
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15		1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
Class I
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18		1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
Class R
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(4)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18		1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
Voya Target Retirement 2055 Fund
Class A
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15		1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
Class I
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18		1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
Class R
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(4)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16	•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/ additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund
Class A
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14		1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
Class I
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17		1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
Class R
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(4)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15		1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
Voya Target Retirement 2065 Fund
Class A
07-29-20(4)–05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
07-29-20(4)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
07-29-20(4)–05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
07-29-20(4)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Ratios do not include expenses of underlying funds.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates..

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2021, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$24,602,706	$23,891,912
Retirement 2025	43,633,691	38,407,019
Retirement 2030	47,704,715	38,792,086
Retirement 2035	53,289,209	43,874,637
Retirement 2040	39,340,975	32,827,105
Retirement 2045	42,684,993	36,689,299
Retirement 2050	31,333,264	25,281,700
Retirement 2055	24,033,607	21,660,421
Retirement 2060	16,042,917	13,158,385
Retirement 2065	8,276,096	4,056,770

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets. Prior to April 27, 2021, the unified fee was 0.40% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I and Class R6, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%
Retirement 2065	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For year ended May 31, 2021, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$170
Retirement 2025	4,569
Retirement 2030	2,460
Retirement 2035	3,196
Retirement 2040	1,273
Retirement 2045	1,415
Retirement 2050	2,348
Retirement 2055	1,507
Retirement 2060	421
Retirement 2065	26
Contingent Deferred Sales Charges:
In-Retirement	$136
Retirement 2025	6
Retirement 2030	3
Retirement 2035	4
Retirement 2060	2

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	15.94%
	Retirement 2025	6.31
	Retirement 2030	11.01
	Retirement 2035	5.49
	Retirement 2040	8.59
	Retirement 2045	9.43
	Retirement 2050	5.27
	Retirement 2055	7.17
	Retirement 2060	7.40

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Retirement 2060	13.19%
	Retirement 2065	96.31
Voya Retirement Insurance and Annuity Company	In-Retirement	49.43
	Retirement 2025	55.96
	Retirement 2030	56.26
	Retirement 2035	62.51
	Retirement 2040	61.35
	Retirement 2045	68.20
	Retirement 2050	64.01
	Retirement 2055	67.29
	Retirement 2060	49.77

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2021, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)(2)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Fund(1)(2)	Class A	Class I	Class R	Class R6
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Prior to April 27, 2021, each Fund’s expense limits were 0.89%, 0.64%, 1.14%, and 0.49% for Class A, Class I, Class R and Class R6, respectively.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2021, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	May 31,
	2022	2023	2024	Total
Retirement 2025
Class I	$—	$—	$108	$108

The Expense Limitation Agreement is contractual through October 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 14, 2021, each Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 30-day extension of the unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

equal to 0.15% per annum on the daily unused portion of the committed line amount through May 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended May 31, 2021.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2021	290,583	419,956	21,407	(236,835)	495,111	3,416,444	4,772,450	249,890	(2,732,912)	5,705,872
5/31/2020	183,508	—	12,507	(39,278)	156,737	1,985,620	—	137,450	(425,172)	1,697,898
Class I
5/31/2021	5,070	98,870	2,737	(6,725)	99,952	58,348	1,127,432	32,149	(76,524)	1,141,405
5/31/2020	833	—	431	(61)	1,203	9,265	—	4,750	(648)	13,367
Class R
5/31/2021	187	5,005	114	(605)	4,701	2,181	56,856	1,335	(6,863)	53,509
5/31/2020	—	—	14	—	14	—	—	158	—	158
Class R6
5/31/2021	413,871	1,249,531	57,653	(456,650)	1,264,405	4,790,050	14,246,685	675,120	(5,330,106)	14,381,749
5/31/2020	70,191	—	37,385	(280,289)	(172,713)	770,992	—	412,361	(3,114,739)	(1,931,386)
Retirement 2025
Class A
5/31/2021	254,920	—	38,057	(135,451)	157,526	3,380,399	—	509,961	(1,807,345)	2,083,015
5/31/2020	583,925	—	26,567	(237,372)	373,120	7,102,176	—	331,031	(2,873,558)	4,559,649
Class I
5/31/2021	777	—	189	(38)	928	10,400	—	2,544	(509)	12,435
5/31/2020	956	—	401	(6,976)	(5,619)	11,691	—	5,023	(88,641)	(71,927)
Class R
5/31/2021	1,420	—	2,225	(2,248)	1,397	18,971	—	29,729	(30,389)	18,311
5/31/2020	16,255	—	1,684	(1)	17,938	200,185	—	20,934	(12)	221,107
Class R6
5/31/2021	859,287	—	103,269	(637,011)	325,545	11,535,478	—	1,390,001	(8,553,651)	4,371,828
5/31/2020	619,249	—	71,988	(329,768)	361,469	7,556,097	—	899,842	(4,042,580)	4,413,359
Retirement 2030
Class A
5/31/2021	243,593	—	30,720	(97,973)	176,340	3,331,488	—	423,930	(1,317,518)	2,437,900
5/31/2020	388,804	—	24,452	(127,051)	286,205	4,772,848	—	307,849	(1,562,918)	3,517,779
Class I
5/31/2021	50,543	—	2,353	(3,043)	49,853	712,993	—	32,633	(44,271)	701,355
5/31/2020	4,567	—	704	(7,994)	(2,723)	56,319	—	8,902	(102,547)	(37,326)
Class R
5/31/2021	1,247	—	220	(1,252)	215	16,453	—	3,018	(18,249)	1,222
5/31/2020	3,185	—	93	(266)	3,012	35,303	—	1,161	(3,402)	33,062
Class R6
5/31/2021	801,766	—	96,182	(372,415)	525,533	10,825,010	—	1,333,082	(5,165,384)	6,992,708
5/31/2020	768,600	—	67,467	(338,496)	497,571	9,563,925	—	852,103	(4,184,487)	6,231,541
Retirement 2035
Class A
5/31/2021	233,365	—	25,685	(51,182)	207,868	3,231,017	—	360,362	(700,770)	2,890,609
5/31/2020	400,668	—	15,713	(100,892)	315,489	4,812,339	—	198,771	(1,263,327)	3,747,783
Class I
5/31/2021	7,236	—	2,557	(669)	9,124	97,687	—	36,080	(10,025)	123,742
5/31/2020	529	—	2,471	(7,147)	(4,147)	6,521	—	31,410	(92,620)	(54,689)
Class R
5/31/2021	3,511	—	19	—	3,530	50,070	—	273	—	50,343
5/31/2020	507	—	16	(265)	258	6,550	—	205	(3,408)	3,347
Class R6
5/31/2021	825,467	—	98,748	(381,280)	542,935	11,611,538	—	1,391,361	(5,392,405)	7,610,494
5/31/2020	850,834	—	76,846	(288,163)	639,517	10,094,058	—	975,183	(3,576,865)	7,492,376

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2040
Class A
5/31/2021	225,314	—	18,497	(56,835)	186,976	3,146,715	—	270,607	(782,181)	2,635,141
5/31/2020	306,923	—	15,239	(136,286)	185,876	3,833,843	—	197,803	(1,744,662)	2,286,984
Class I
5/31/2021	2,740	—	106	(2,308)	538	37,477	—	1,551	(30,632)	8,396
5/31/2020	680	—	377	(7,206)	(6,149)	8,381	—	4,919	(95,832)	(82,532)
Class R
5/31/2021	548	—	17	(3)	562	8,036	—	253	(37)	8,252
5/31/2020	—	—	9	—	9	—	—	118	—	118
Class R6
5/31/2021	582,413	—	57,094	(337,856)	301,651	8,543,088	—	839,288	(4,748,709)	4,633,667
5/31/2020	664,228	—	58,581	(245,810)	476,999	8,321,422	—	762,720	(3,066,679)	6,017,463
Retirement 2045
Class A
5/31/2021	113,092	—	10,512	(28,922)	94,682	1,618,513	—	157,258	(399,595)	1,376,176
5/31/2020	208,928	—	12,589	(90,097)	131,420	2,602,779	—	165,554	(1,189,241)	1,579,092
Class I
5/31/2021	12,672	—	401	(1,440)	11,633	179,934	—	6,023	(23,137)	162,820
5/31/2020	1,844	—	389	(7,214)	(4,981)	22,373	—	5,134	(97,166)	(69,659)
Class R
5/31/2021	—	—	9	—	9	—	—	138	—	138
5/31/2020	75	—	10	—	85	1,000	—	135	—	1,135
Class R6
5/31/2021	615,412	—	59,052	(323,363)	351,101	9,143,550	—	887,558	(4,837,007)	5,194,101
5/31/2020	796,096	—	71,125	(474,635)	392,586	9,945,110	—	938,842	(6,032,486)	4,851,466
Retirement 2050
Class A
5/31/2021	152,068	—	8,596	(105,672)	54,992	2,182,807	—	127,050	(1,552,398)	757,459
5/31/2020	211,650	—	14,921	(32,898)	193,673	2,623,944	—	192,188	(401,726)	2,414,406
Class I
5/31/2021	16,014	—	585	(1,665)	14,934	218,149	—	8,681	(26,833)	199,997
5/31/2020	1,046	—	561	(88)	1,519	12,778	—	7,248	(1,071)	18,955
Class R
5/31/2021	1,118	—	143	(4,703)	(3,442)	15,966	—	2,115	(59,089)	(41,008)
5/31/2020	12,126	—	568	(2)	12,692	148,310	—	7,286	(24)	155,572
Class R6
5/31/2021	592,465	—	26,174	(242,700)	375,939	8,586,932	—	388,419	(3,523,320)	5,452,031
5/31/2020	480,707	—	40,509	(201,069)	320,147	5,853,344	—	523,373	(2,474,021)	3,902,696
Retirement 2055
Class A
5/31/2021	94,894	—	5,516	(97,848)	2,562	1,323,245	—	81,368	(1,441,951)	(37,338)
5/31/2020	100,538	—	11,242	(16,048)	95,732	1,242,951	—	144,464	(201,379)	1,186,036
Class I
5/31/2021	13,402	—	439	(20)	13,821	181,581	—	6,511	(296)	187,796
5/31/2020	—	—	441	—	441	—	—	5,688	—	5,688
Class R
5/31/2021	904	—	27	(4)	927	12,689	—	391	(60)	13,020
5/31/2020	498	—	26	(1)	523	5,677	—	339	(12)	6,004
Class R6
5/31/2021	423,485	—	23,639	(266,070)	181,054	6,097,187	—	350,088	(3,968,394)	2,478,881
5/31/2020	542,266	—	49,098	(300,985)	290,379	6,614,785	—	632,377	(3,733,087)	3,514,075
Retirement 2060
Class A
5/31/2021	106,237	—	5,597	(61,149)	50,685	1,382,601	—	76,513	(779,081)	680,033
5/31/2020	155,264	—	10,331	(25,328)	140,267	1,738,551	—	122,726	(289,366)	1,571,911
Class I
5/31/2021	3,084	—	313	(4,048)	(651)	38,961	—	4,293	(59,655)	(16,401)
5/31/2020	158	—	655	(1,114)	(301)	1,698	—	7,784	(12,432)	(2,950)
Class R
5/31/2021	325	—	8	(313)	20	4,301	—	108	(3,863)	546
5/31/2020	88	—	31	(87)	32	1,010	—	363	(957)	416

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2060 (continued)
Class R6
5/31/2021	272,491	—	13,825	(101,549)	184,767	3,609,563	—	189,539	(1,407,346)	2,391,756
5/31/2020	327,032	—	22,058	(130,172)	218,918	3,735,335	—	262,491	(1,482,115)	2,515,711
Retirement 2065
Class A
7/29/2020(1)-5/31/2021	101,045	—	1,336	—	102,381	1,011,793	—	15,520	—	1,027,313
Class I
7/29/2020(1)-5/31/2021	5,812	—	71	—	5,883	60,000	—	818	—	60,818
Class R
7/29/2020(1)-5/31/2021	500	—	6	—	506	5,000	—	72	—	5,072
Class R6
7/29/2020(1)-5/31/2021	317,718	—	4,166	(9,548)	312,336	3,226,986	—	48,413	(120,335)	3,155,064

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, wash sale deferrals and certain merger related adjustments.

The following permanent tax differences have been reclassified as of May 31, 2021:

	Paid-in Capital	Distributable Earnings
In-Retirement(1)	$455,900	$(455,900)
Retirement 2065	(627)	627

(1)	Amount relates to the acquisition of Voya Target Retirement 2020 Fund on August 7, 2020.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$958,494	$—	$457,341	$97,378
Retirement 2025	1,730,418	201,817	755,431	501,399
Retirement 2030	1,484,950	307,713	748,931	421,084
Retirement 2035	1,583,527	204,549	820,760	384,809
Retirement 2040	1,001,755	109,944	706,460	259,100
Retirement 2045	868,935	182,042	766,896	342,769
Retirement 2050	466,980	59,285	528,665	201,430
Retirement 2055	381,287	57,071	557,142	225,726
Retirement 2060	250,218	20,235	234,432	158,932
Retirement 2065	64,823	—	—	—

The tax-basis components of distributable earnings as of May 31, 2021 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Caryforward	Other	Total Distributable Earnings/(Loss)
In-Retirement	$1,946,760	$921,837	$—	$464,378	$—	$(103)	$3,332,872
Retirement 2025	2,178,882	2,640,449	—	2,261,713	—	(197)	7,080,847
Retirement 2030	2,065,105	3,543,814	—	2,748,868	—	(184)	8,357,603

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Caryforward	Other	Total Distributable Earnings/(Loss)
Retirement 2035	$2,446,407	$4,615,081	$—	$3,469,504	$—	$(181)	$10,530,811
Retirement 2040	2,391,716	3,208,498	—	2,598,382	—	(131)	8,198,465
Retirement 2045	2,716,690	4,184,216	—	2,835,378	—	(143)	9,736,141
Retirement 2050	1,856,970	2,835,855	(5,777)	2,449,330	—	(97)	7,136,281
Retirement 2055	1,553,743	2,682,644	(5,550)	1,707,457	—	(83)	5,938,211
Retirement 2060	939,874	1,594,508	(9,446)	1,232,754	—	(50)	3,757,640
Retirement 2065	648,780	85,187	(3,126)	456,400	—	(5)	1,187,236

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 13 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards

Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — REORGANIZATIONS

On August 7, 2020, In-Retirement (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2020 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended May 31, 2021, are as follows (Unaudited):

Net investment income	$649,322
Net realized and unrealized loss on investments	$3,700,800
Net decrease in net assets resulting from operations	$4,350,122

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2021 (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$20,203	$12,655	$167	$1,176	1.0662

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $32,858,081.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 14, 2021, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 30.2%
4,918	iShares 20+ Year Treasury Bond ETF	$680,848	2.0
2,461	iShares Core S&P 500 ETF	1,037,681	3.0
3,100	iShares Core S&P Small-Cap ETF	349,835	1.0
38,996	iShares Core U.S. Aggregate Bond ETF	4,466,991	13.1
6,749	iShares MSCI Eurozone ETF	342,309	1.0
16,703	Schwab U.S. TIPS ETF	1,041,933	3.0
33,533	Vanguard FTSE Developed Markets ETF	1,757,800	5.1
2,942	Vanguard Mid-Cap ETF	688,134	2.0
	Total Exchange-Traded Funds (Cost $10,286,884)	10,365,531	30.2

MUTUAL FUNDS: 69.8%
	Affiliated Investment Companies: 52.9%
106,003	Voya Global Bond Fund — Class P3	1,031,408	3.0
213,840	Voya High Yield Bond Fund — Class P3	1,719,276	5.0
1,022,286	Voya Intermediate Bond Fund — Class P3	10,549,995	30.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
42,448	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$685,118	2.0
58,789	Voya Multi-Manager International Factors Fund — Class P3	678,429	2.0
343,604	Voya Short Term Bond Fund — Class P3	3,425,736	10.0
		18,089,962	52.9

	Unaffiliated Investment Companies: 16.9%
125,049	TIAA-CREF S&P 500 Index Fund — Class I	5,804,784	16.9
	Total Mutual Funds (Cost $23,389,124)	23,894,746	69.8
	Total Investments in Securities (Cost $33,676,008)	$34,260,277	100.0
	Assets in Excess of Other Liabilities	16,773	0.0
	Net Assets	$34,277,050	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,365,531	$—	$—	$10,365,531
Mutual Funds	23,894,746	—	—	23,894,746
Total Investments, at fair value	$34,260,277	$—	$—	$34,260,277

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$321,347	$934,896	$(229,927)	$5,092	$1,031,408	$35,225	$10,516	$—
Voya High Yield Bond Fund — Class P3	537,906	1,514,169	(350,026)	17,227	1,719,276	85,699	52,131	—
Voya Intermediate Bond Fund — Class P3	2,950,295	11,617,547	(3,586,830)	(431,017)	10,549,995	271,510	90,762	141,751
Voya Large Cap Growth Fund — Class P3	687,561	2,137,504	(2,561,947)	(263,118)	—	5,307	536,097	224,751
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	56,676	749,175	(197,789)	77,056	685,118	5,680	68,480	18,940

See Accompanying Notes to Financial Statements

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$139,159	$551,626	$(620,760)	$(70,025)	$—	$5,019	$203,603	$17,395
Voya Multi-Manager International Factors Fund — Class P3	414,358	1,666,180	(1,419,217)	17,108	678,429	46,469	326,067	—
Voya Short Term Bond Fund — Class P3	1,050,429	3,148,102	(791,988)	19,193	3,425,736	67,811	13,816	—
Voya Strategic Income Opportunities Fund — Class P3	587,506	386,924	(998,694)	24,264	—	7,924	(8,690)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	418,518	1,402,860	(1,829,692)	8,314	—	30,552	270,856	—
	$7,163,755	$24,108,983	$(12,586,870)	$(595,906)	$18,089,962	$561,196	$1,563,638	$402,837

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $33,795,899.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$975,723
Gross Unrealized Depreciation	(511,345)
Net Unrealized Appreciation	$464,378

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 33.7%
3,243	iShares Core S&P 500 ETF	$1,367,411	3.0
8,057	iShares Core S&P Small-Cap ETF	909,232	2.0
39,526	iShares Core U.S. Aggregate Bond ETF	4,527,703	9.8
9,100	iShares MSCI Eurozone ETF	461,552	1.0
16,979	Vanguard Emerging Markets ETF	914,829	2.0
106,045	Vanguard FTSE Developed Markets ETF	5,558,879	12.0
7,754	Vanguard Mid-Cap ETF	1,813,661	3.9
	Total Exchange-Traded Funds (Cost $14,764,363)	15,553,267	33.7

MUTUAL FUNDS: 66.3%
	Affiliated Investment Companies: 37.2%
142,709	Voya Global Bond Fund — Class P3	1,388,556	3.0
287,620	Voya High Yield Bond Fund — Class P3	2,312,462	5.0
1,121,424	Voya Intermediate Bond Fund — Class P3	11,573,092	25.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
58,043	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$936,810	2.0
86,731	Voya Multi-Manager International Factors Fund — Class P3	1,000,881	2.2
		17,211,801	37.2

	Unaffiliated Investment Companies: 29.1%
289,611	TIAA-CREF S&P 500 Index Fund — Class I	13,443,725	29.1
	Total Mutual Funds (Cost $29,143,226)	30,655,526	66.3
	Total Investments in Securities (Cost $43,907,589)	$46,208,793	100.0
	Assets in Excess of Other Liabilities	8,873	0.0
	Net Assets	$46,217,666	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,553,267	$—	$—	$15,553,267
Mutual Funds	30,655,526	—	—	30,655,526
Total Investments, at fair value	$46,208,793	$—	$—	$46,208,793

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$985,776	$661,545	$(290,005)	$31,240	$1,388,556	$46,547	$16,219	$1
Voya High Yield Bond Fund — Class P3	1,318,208	1,291,412	(345,459)	48,301	2,312,462	95,575	58,207	1
Voya Intermediate Bond Fund — Class P3	6,868,910	8,035,158	(3,063,362)	(267,614)	11,573,092	280,929	91,043	133,381
Voya Large Cap Growth Fund — Class P3	2,529,773	1,394,030	(3,774,802)	(149,001)	—	7,647	715,507	323,826
Voya MidCap Opportunities Fund — Class P3	431,506	229,518	(621,220)	(39,804)	—	—	169,849	77,200

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$679,517	$1,026,042	$(925,206)	$156,457	$936,810	$12,412	$250,366	$41,391
Voya Multi-Manager International Equity Fund — Class P3	1,627,481	1,031,341	(2,633,092)	(25,730)	—	19,700	692,687	68,275
Voya Multi-Manager International Factors Fund — Class P3	2,457,003	1,778,709	(3,446,002)	211,171	1,000,881	93,956	655,947	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	424,748	185,038	(662,328)	52,542	—	5,303	142,460	16,085
Voya Strategic Income Opportunities Fund — Class P3	1,310,804	150,607	(1,538,464)	77,053	—	10,439	(47,959)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,336,393	1,474,179	(2,890,721)	80,149	—	45,916	405,779	—
	$19,970,119	$17,257,579	$(20,190,661)	$174,764	$17,211,801	$618,424	$3,150,105	$660,160

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $43,947,080.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,516,935
Gross Unrealized Depreciation	(255,222)
Net Unrealized Appreciation	$2,261,713

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.8%
3,403	iShares Core S&P 500 ETF	$1,434,875	3.0
29,037	iShares Core U.S. Aggregate Bond ETF	3,326,188	6.9
19,005	iShares MSCI Eurozone ETF	963,934	2.0
17,575	Vanguard Emerging Markets ETF	946,941	2.0
120,565	Vanguard FTSE Developed Markets ETF	6,320,017	13.0
10,172	Vanguard Mid-Cap ETF	2,379,231	4.9
	Total Exchange-Traded Funds (Cost $14,913,235)	15,371,186	31.8

MUTUAL FUNDS: 68.2%
	Affiliated Investment Companies: 32.2%
240,919	Voya High Yield Bond Fund — Class P3	1,936,987	4.0
936,918	Voya Intermediate Bond Fund — Class P3	9,668,999	20.1
60,789	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	981,127	2.0
99,846	Voya Multi-Manager International Equity Fund — Class P3	1,470,726	3.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
129,447	Voya Multi-Manager International Factors Fund — Class P3	$1,493,823	3.1
		15,551,662	32.2

	Unaffiliated Investment Companies: 36.0%
344,041	TIAA-CREF S&P 500 Index Fund — Class I	15,970,397	33.1
50,212	TIAA-CREF SmallCap Blend Index Fund — Class I	1,409,445	2.9
		17,379,842	36.0
	Total Mutual Funds (Cost $30,616,939)	32,931,504	68.2
	Total Investments in Securities (Cost $45,530,174)	$48,302,690	100.0
	Assets in Excess of Other Liabilities	23,678	0.0
	Net Assets	$48,326,368	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,371,186	$—	$—	$15,371,186
Mutual Funds	32,931,504	—	—	32,931,504
Total Investments, at fair value	$48,302,690	$—	$—	$48,302,690

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,188,821	$864,827	$(182,619)	$65,958	$1,936,987	$93,182	$36,010	$—
Voya Intermediate Bond Fund — Class P3	5,247,779	6,114,475	(1,470,681)	(222,574)	9,668,999	234,555	53,941	110,120
Voya Large Cap Growth Fund — Class P3	2,279,746	1,355,169	(3,507,219)	(127,696)	—	7,640	688,179	323,527
Voya Large Cap Value Fund — Class P3	972,755	1,196,100	(2,292,593)	123,738	—	21,845	338,595	97,921

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya MidCap Opportunities Fund — Class P3	$466,745	$270,442	$(698,967)	$(38,220)	$—	$—	$192,901	$92,569
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,067,675	1,152,431	(1,441,476)	202,497	981,127	17,718	401,181	59,081
Voya Multi-Manager International Equity Fund — Class P3	2,468,948	1,644,589	(2,847,727)	204,916	1,470,726	32,213	902,713	111,641
Voya Multi-Manager International Factors Fund — Class P3	2,742,391	1,797,359	(3,389,575)	343,648	1,493,823	110,455	708,678	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	459,558	217,289	(741,104)	64,257	—	6,358	174,020	19,287
Voya Strategic Income Opportunities Fund — Class P3	885,737	152,551	(1,094,408)	56,120	—	8,287	(34,150)	—
	$17,780,155	$14,765,232	$(17,666,369)	$672,644	$15,551,662	$532,253	$3,462,068	$814,146

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $45,553,822.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,987,527
Gross Unrealized Depreciation	(238,659)
Net Unrealized Appreciation	$2,748,868

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.7%
3,696	iShares Core S&P 500 ETF	$1,558,419	3.0
13,515	iShares Core U.S. Aggregate Bond ETF	1,548,143	2.9
20,750	iShares MSCI Eurozone ETF	1,052,440	2.0
38,386	Vanguard Emerging Markets ETF	2,068,238	3.9
151,081	Vanguard FTSE Developed Markets ETF	7,919,666	15.0
13,256	Vanguard Mid-Cap ETF	3,100,578	5.9
	Total Exchange-Traded Funds (Cost $16,710,385)	17,247,484	32.7

MUTUAL FUNDS: 67.3%
	Affiliated Investment Companies: 27.3%
262,961	Voya High Yield Bond Fund — Class P3	2,114,205	4.0
715,728	Voya Intermediate Bond Fund — Class P3	7,386,312	14.0
100,653	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,624,543	3.1
110,521	Voya Multi-Manager International Equity Fund — Class P3	1,627,972	3.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
143,627	Voya Multi-Manager International Factors Fund — Class P3	$1,657,451	3.1
		14,410,483	27.3

	Unaffiliated Investment Companies: 40.0%
421,621	TIAA-CREF S&P 500 Index Fund — Class I	19,571,636	37.1
54,839	TIAA-CREF SmallCap Blend Index Fund — Class I	1,539,331	2.9
		21,110,967	40.0
	Total Mutual Funds (Cost $32,571,193)	35,521,450	67.3
	Total Investments in Securities (Cost $49,281,578)	$52,768,934	100.0
	Assets in Excess of Other Liabilities	20,528	0.0
	Net Assets	$52,789,462	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,247,484	$—	$—	$17,247,484
Mutual Funds	35,521,450	—	—	35,521,450
Total Investments, at fair value	$52,768,934	$—	$—	$52,768,934

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,264,795	$970,551	$(189,589)	$68,448	$2,114,205	$97,168	$38,527	$—
Voya Intermediate Bond Fund — Class P3	2,812,194	5,584,521	(888,831)	(121,572)	7,386,312	136,402	20,274	65,969
Voya Large Cap Growth Fund — Class P3	2,424,166	1,468,827	(3,681,034)	(211,959)	—	8,124	792,573	344,038
Voya Large Cap Value Fund — Class P3	1,126,106	1,481,062	(2,645,981)	38,813	—	25,519	530,099	124,722

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya MidCap Opportunities Fund — Class P3	$662,127	$377,698	$(979,514)	$(60,311)	$—	$—	$273,303	$131,237
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,458,579	1,974,807	(1,985,313)	176,470	1,624,543	22,606	620,942	75,381
Voya Multi-Manager International Equity Fund — Class P3	3,526,259	2,241,056	(4,268,632)	129,289	1,627,972	45,668	1,413,920	158,272
Voya Multi-Manager International Factors Fund — Class P3	2,672,499	1,710,153	(3,014,390)	289,189	1,657,451	105,701	712,904	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	651,911	304,678	(1,035,909)	79,320	—	9,014	249,340	27,343
Voya Strategic Income Opportunities Fund — Class P3	627,062	45,758	(681,842)	9,022	—	2,404	2,282	—
	$17,225,698	$16,159,111	$(19,371,035)	$396,709	$14,410,483	$452,606	$4,654,164	$926,962

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $49,299,430.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,607,450
Gross Unrealized Depreciation	(137,946)
Net Unrealized Appreciation	$3,469,504

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 33.1%
2,629	iShares Core S&P 500 ETF	$1,108,518	2.9
6,408	iShares Core U.S. Aggregate Bond ETF	734,036	1.9
14,986	iShares MSCI Eurozone ETF	760,090	2.0
27,191	Vanguard Emerging Markets ETF	1,465,051	3.8
114,614	Vanguard FTSE Developed Markets ETF	6,008,066	15.8
10,999	Vanguard Mid-Cap ETF	2,572,666	6.7
	Total Exchange-Traded Funds (Cost $12,289,704)	12,648,427	33.1

MUTUAL FUNDS: 66.8%
	Affiliated Investment Companies: 21.7%
142,715	Voya High Yield Bond Fund — Class P3	1,147,431	3.0
260,554	Voya Intermediate Bond Fund — Class P3	2,688,914	7.0
98,553	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,590,643	4.2
110,821	Voya Multi-Manager International Equity Fund — Class P3	1,632,388	4.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
107,193	Voya Multi-Manager International Factors Fund — Class P3	$1,237,011	3.2
		8,296,387	21.7

	Unaffiliated Investment Companies: 45.1%
347,754	TIAA-CREF S&P 500 Index Fund — Class I	16,142,755	42.2
39,739	TIAA-CREF SmallCap Blend Index Fund — Class I	1,115,475	2.9
		17,258,230	45.1
	Total Mutual Funds (Cost $23,293,654)	25,554,617	66.8
	Total Investments in Securities (Cost $35,583,358)	$38,203,044	99.9
	Assets in Excess of Other Liabilities	21,432	0.1
	Net Assets	$38,224,476	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,648,427	$—	$—	$12,648,427
Mutual Funds	25,554,617	—	—	25,554,617
Total Investments, at fair value	$38,203,044	$—	$—	$38,203,044

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$672,022	$572,056	$(127,744)	$31,097	$1,147,431	$51,274	$24,034	$—
Voya Intermediate Bond Fund — Class P3	1,543,627	2,346,414	(1,117,036)	(84,091)	2,688,914	70,610	19,449	37,057
Voya Large Cap Growth Fund — Class P3	1,899,998	1,338,438	(3,152,781)	(85,655)	—	5,735	500,839	242,887
Voya Large Cap Value Fund — Class P3	1,086,738	1,051,548	(2,087,424)	(50,862)	—	22,801	543,757	107,413

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$1,144,430	$1,518,261	$(1,303,913)	$231,865	$1,590,643	$17,227	$372,789	$57,444
Voya Multi-Manager International Equity Fund — Class P3	2,965,357	1,909,708	(3,491,243)	248,566	1,632,388	37,481	1,023,488	129,899
Voya Multi-Manager International Factors Fund — Class P3	1,894,198	1,304,116	(2,207,857)	246,554	1,237,011	74,359	458,493	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	460,707	216,121	(752,492)	75,664	—	6,341	157,506	19,236
Voya Small Company Fund — Class P3	465,922	193,455	(695,017)	35,640	—	—	817	—
	$12,132,999	$10,450,117	$(14,935,507)	$648,778	$8,296,387	$285,828	$3,101,172	$593,936

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,604,662.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,697,458
Gross Unrealized Depreciation	(99,076)
Net Unrealized Appreciation	$2,598,382

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 35.0%
2,930	iShares Core S&P 500 ETF	$1,235,435	3.1
15,822	iShares MSCI Eurozone ETF	802,492	2.0
30,729	Vanguard Emerging Markets ETF	1,655,679	4.1
143,708	Vanguard FTSE Developed Markets ETF	7,533,172	18.7
12,259	Vanguard Mid-Cap ETF	2,867,380	7.1
	Total Exchange-Traded Funds (Cost $13,708,238)	14,094,158	35.0

MUTUAL FUNDS: 64.9%
	Affiliated Investment Companies: 16.4%
100,260	Voya High Yield Bond Fund — Class P3	806,087	2.0
116,589	Voya Intermediate Bond Fund — Class P3	1,203,202	3.0
121,296	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,957,723	4.9
100,865	Voya Multi-Manager International Equity Fund — Class P3	1,485,736	3.7
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
99,134	Voya Multi-Manager International Factors Fund — Class P3	$1,144,008	2.8
		6,596,756	16.4

	Unaffiliated Investment Companies: 48.5%
395,941	TIAA-CREF S&P 500 Index Fund — Class I	18,379,579	45.6
41,728	TIAA-CREF SmallCap Blend Index Fund — Class I	1,171,310	2.9
		19,550,889	48.5
	Total Mutual Funds (Cost $23,669,777)	26,147,645	64.9
	Total Investments in Securities (Cost $37,378,015)	$40,241,803	99.9
	Assets in Excess of Other Liabilities	24,184	0.1
	Net Assets	$40,265,987	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,094,158	$—	$—	$14,094,158
Mutual Funds	26,147,645	—	—	26,147,645
Total Investments, at fair value	$40,241,803	$—	$—	$40,241,803

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$470,744	$400,390	$(86,086)	$21,039	$806,087	$38,720	$16,682	$—
Voya Intermediate Bond Fund — Class P3	690,250	1,242,237	(683,456)	(45,829)	1,203,202	32,986	17,223	14,824
Voya Large Cap Growth Fund — Class P3	1,985,329	1,404,250	(3,255,679)	(133,900)	—	6,103	590,555	258,452
Voya Large Cap Value Fund — Class P3	1,418,120	1,454,467	(2,806,849)	(65,738)	—	32,830	798,925	155,632

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$1,321,515	$1,606,088	$(1,293,769)	$323,889	$1,957,723	$19,791	$369,982	$65,995
Voya Multi-Manager International Equity Fund — Class P3	3,540,504	2,008,900	(4,309,202)	245,534	1,485,736	44,267	1,284,925	153,417
Voya Multi-Manager International Factors Fund — Class P3	2,048,651	1,432,388	(2,564,813)	227,782	1,144,008	83,730	561,299	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	543,787	259,738	(890,391)	86,866	—	7,610	198,338	23,086
Voya Small Company Fund — Class P3	484,399	153,306	(664,917)	27,212	—	—	13,889	—
	$12,503,299	$9,961,764	$(16,555,162)	$686,855	$6,596,756	$266,037	$3,851,818	$671,406

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $37,406,425.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,919,910
Gross Unrealized Depreciation	(84,532)
Net Unrealized Appreciation	$2,835,378

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 30.3%
2,032	iShares Core S&P 500 ETF	$856,793	2.8
11,930	iShares MSCI Eurozone ETF	605,090	2.0
20,859	Vanguard Emerging Markets ETF	1,123,883	3.7
88,620	Vanguard FTSE Developed Markets ETF	4,645,459	15.3
8,505	Vanguard Mid-Cap ETF	1,989,320	6.5
	Total Exchange-Traded Funds (Cost $8,926,304)	9,220,545	30.3

MUTUAL FUNDS: 69.7%
	Affiliated Investment Companies: 19.2%
88,071	Voya Intermediate Bond Fund — Class P3	908,895	3.0
99,867	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,611,848	5.3
157,570	Voya Multi-Manager International Equity Fund — Class P3	2,321,012	7.6
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
87,294	Voya Multi-Manager International Factors Fund — Class P3	$1,007,367	3.3
		5,849,122	19.2

	Unaffiliated Investment Companies: 50.5%
304,730	TIAA-CREF S&P 500 Index Fund — Class I	14,145,564	46.6
42,291	TIAA-CREF SmallCap Blend Index Fund — Class I	1,187,100	3.9
		15,332,664	50.5
	Total Mutual Funds (Cost $18,998,803)	21,181,786	69.7
	Total Investments in Securities (Cost $27,925,107)	$30,402,331	100.0
	Assets in Excess of Other Liabilities	14,505	0.0
	Net Assets	$30,416,836	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,220,545	$—	$—	$9,220,545
Mutual Funds	21,181,786	—	—	21,181,786
Total Investments, at fair value	$30,402,331	$—	$—	$30,402,331

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$646,782	$1,085,676	$(786,126)	$(37,437)	$908,895	$31,215	$11,467	$14,874
Voya Large Cap Growth Fund — Class P3	1,268,852	1,143,246	(2,334,425)	(77,673)	—	4,603	399,471	194,911
Voya Large Cap Value Fund — Class P3	1,119,257	855,213	(1,929,553)	(44,917)	—	24,407	532,687	109,302
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	925,338	1,358,156	(923,182)	251,536	1,611,848	14,892	270,819	49,658

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$2,650,713	$1,973,609	$(2,675,507)	$372,197	$2,321,012	$35,461	$833,440	$122,899
Voya Multi-Manager International Factors Fund — Class P3	1,435,111	1,241,788	(1,845,099)	175,567	1,007,367	63,010	401,509	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	380,998	213,942	(651,796)	56,856	—	5,727	146,967	17,372
Voya Small Company Fund — Class P3	340,623	154,315	(526,105)	31,167	—	—	(2,426)	—
	$8,767,674	$8,025,945	$(11,671,793)	$727,296	$5,849,122	$179,315	$2,593,934	$509,016

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $27,953,000.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,519,936
Gross Unrealized Depreciation	(70,606)
Net Unrealized Appreciation	$2,449,330

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.7%
1,631	iShares Core S&P 500 ETF	$687,711	3.0
8,859	iShares MSCI Eurozone ETF	449,328	2.0
17,087	Vanguard Emerging Markets ETF	920,648	4.1
71,127	Vanguard FTSE Developed Markets ETF	3,728,478	16.5
6,826	Vanguard Mid-Cap ETF	1,596,601	7.1
	Total Exchange-Traded Funds (Cost $7,157,870)	7,382,766	32.7

MUTUAL FUNDS: 67.2%
	Affiliated Investment Companies: 17.6%
65,462	Voya Intermediate Bond Fund — Class P3	675,566	3.0
68,754	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,109,692	4.9
103,964	Voya Multi-Manager International Equity Fund — Class P3	1,531,387	6.7
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
57,797	Voya Multi-Manager International Factors Fund — Class P3	$666,974	3.0
		3,983,619	17.6

	Unaffiliated Investment Companies: 49.6%
222,803	TIAA-CREF S&P 500 Index Fund — Class I	10,342,509	45.7
31,336	TIAA-CREF SmallCap Blend Index Fund — Class I	879,614	3.9
		11,222,123	49.6
	Total Mutual Funds (Cost $13,716,787)	15,205,742	67.2
	Total Investments in Securities (Cost $20,874,657)	$22,588,508	99.9
	Assets in Excess of Other Liabilities	12,680	0.1
	Net Assets	$22,601,188	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,382,766	$—	$—	$7,382,766
Mutual Funds	15,205,742	—	—	15,205,742
Total Investments, at fair value	$22,588,508	$—	$—	$22,588,508

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$404,340	$756,414	$(459,209)	$(25,979)	$675,566	$19,480	$9,848	$9,182
Voya Large Cap Growth Fund — Class P3	1,161,380	937,764	(2,020,598)	(78,546)	—	3,779	347,441	160,040
Voya Large Cap Value Fund — Class P3	930,880	737,377	(1,631,061)	(37,196)	—	20,228	451,520	93,182
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	840,118	1,013,563	(909,819)	165,830	1,109,692	13,134	287,039	43,797

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$2,206,563	$1,369,090	$(2,311,784)	$267,518	$1,531,387	$29,188	$715,515	$101,156
Voya Multi-Manager International Factors Fund — Class P3	1,194,521	912,902	(1,572,917)	132,468	666,974	51,861	336,639	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	352,406	187,262	(596,434)	56,766	—	5,238	129,068	15,888
Voya Small Company Fund — Class P3	283,945	127,509	(436,648)	25,194	—	—	(12)	—
	$7,374,153	$6,041,881	$(9,938,470)	$506,055	$3,983,619	$142,908	$2,277,058	$423,245

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $20,881,051.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,747,565
Gross Unrealized Depreciation	(40,108)
Net Unrealized Appreciation	$1,707,457

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.5%
1,113	iShares Core S&P 500 ETF	$469,296	3.0
6,180	iShares MSCI Eurozone ETF	313,450	2.0
11,592	Vanguard Emerging Markets ETF	624,577	4.0
48,531	Vanguard FTSE Developed Markets ETF	2,543,995	16.4
4,657	Vanguard Mid-Cap ETF	1,089,272	7.1
	Total Exchange-Traded Funds (Cost $4,890,233)	5,040,590	32.5

MUTUAL FUNDS: 67.4%
	Affiliated Investment Companies: 16.7%
29,889	Voya Intermediate Bond Fund — Class P3	308,451	2.0
47,452	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	765,868	4.9
71,409	Voya Multi-Manager International Equity Fund — Class P3	1,051,848	6.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
39,636	Voya Multi-Manager International Factors Fund — Class P3	$457,403	3.0
		2,583,570	16.7

	Unaffiliated Investment Companies: 50.7%
156,030	TIAA-CREF S&P 500 Index Fund — Class I	7,242,903	46.8
21,457	TIAA-CREF SmallCap Blend Index Fund — Class I	602,300	3.9
		7,845,203	50.7
	Total Mutual Funds (Cost $9,333,164)	10,428,773	67.4
	Total Investments in Securities (Cost $14,223,397)	$15,469,363	99.9
	Assets in Excess of Other Liabilities	8,146	0.1
	Net Assets	$15,477,509	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,040,590	$—	$—	$5,040,590
Mutual Funds	10,428,773	—	—	10,428,773
Total Investments, at fair value	$15,469,363	$—	$—	$15,469,363

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$326,422	$222,065	$(229,456)	$(10,580)	$308,451	$9,067	$6,457	$3,741
Voya Large Cap Growth Fund — Class P3	633,239	668,019	(1,264,494)	(36,764)	—	2,466	210,703	104,439
Voya Large Cap Value Fund — Class P3	553,776	528,678	(1,059,203)	(23,251)	—	12,797	300,597	58,915
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	514,872	669,975	(542,465)	123,486	765,868	8,027	160,265	26,766

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,351,540	$901,160	$(1,392,676)	$191,824	$1,051,848	$17,839	$429,758	$61,825
Voya Multi-Manager International Factors Fund — Class P3	732,344	595,832	(959,117)	88,344	457,403	31,696	210,262	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	215,978	122,752	(373,004)	34,274	—	3,201	85,205	9,710
Voya Small Company Fund — Class P3	172,948	88,846	(276,394)	14,600	—	—	410	—
	$4,501,119	$3,797,327	$(6,096,809)	$381,933	$2,583,570	$85,093	$1,403,657	$265,396

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $14,236,609.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,260,463
Gross Unrealized Depreciation	(27,709)
Net Unrealized Appreciation	$1,232,754

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.9%
383	iShares Core S&P 500 ETF	$161,492	3.0
2,138	iShares MSCI Eurozone ETF	108,439	2.0
3,989	Vanguard Emerging Markets ETF	214,927	3.9
16,720	Vanguard FTSE Developed Markets ETF	876,462	16.1
1,605	Vanguard Mid-Cap ETF	375,410	6.9
	Total Exchange-Traded Funds (Cost $1,681,774)	1,736,730	31.9

MUTUAL FUNDS: 68.0%
	Affiliated Investment Companies: 17.1%
10,494	Voya Intermediate Bond Fund — Class P3	108,300	2.0
16,940	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	273,410	5.0
25,940	Voya Multi-Manager International Equity Fund — Class P3	382,089	7.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
14,395	Voya Multi-Manager International Factors Fund — Class P3	166,119	3.1
		929,918	17.1

	Unaffiliated Investment Companies: 50.9%
55,007	TIAA-CREF S&P 500 Index Fund — Class I	2,553,420	47.0
7,542	TIAA-CREF SmallCap Blend Index Fund — Class I	211,710	3.9
		2,765,130	50.9
	Total Mutual Funds (Cost $3,293,604)	3,695,048	68.0
	Total Investments in Securities (Cost $4,975,378)	$5,431,778	99.9
	Assets in Excess of Other Liabilities	3,098	0.1
	Net Assets	$5,434,876	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,736,730	$—	$—	$1,736,730
Mutual Funds	3,695,048	—	—	3,695,048
Total Investments, at fair value	$5,431,778	$—	$—	$5,431,778

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$—	$119,825	$(7,506)	$(4,019)	$108,300	$2,719	$(131)	$1,411
Voya Large Cap Growth Fund — Class P3	—	413,121	(413,121)	—	—	928	41,450	39,319
Voya Large Cap Value Fund — Class P3	—	358,015	(358,015)	—	—	3,648	92,622	22,223
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	—	402,006	(163,554)	34,958	273,410	3,028	34,686	10,097

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2021 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$—	$753,740	$(434,883)	$63,232	$382,089	$6,729	$107,968	$23,320
Voya Multi-Manager International Factors Fund — Class P3	—	450,747	(307,214)	22,586	166,119	11,956	58,713	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	—	113,836	(113,836)	—	—	1,207	39,016	3,663
Voya Small Company Fund — Class P3	—	82,604	(82,604)	—	—	—	1,756	—
	$—	$2,693,894	$(1,880,733)	$116,757	$929,918	$30,215	$376,080	$100,033

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,975,378.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$463,405
Gross Unrealized Depreciation	(7,005)
Net Unrealized Appreciation	$456,400

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2021 were as follows:

Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2773
Class I	NII	$0.3111
Class R	NII	$0.2599
Class R6	NII	$0.3132
All Classes	STCG	$0.1051
Voya Target Retirement 2025 Fund
Class A	NII	$0.3082
Class I	NII	$0.3329
Class R	NII	$0.2759
Class R6	NII	$0.3409
All Classes	STCG	$0.2668
All Classes	LTCG	$0.0697
Voya Target Retirement 2030 Fund
Class A	NII	$0.2658
Class I	NII	$0.2972
Class R	NII	$0.2475
Class R6	NII	$0.2986
All Classes	STCG	$0.2110
All Classes	LTCG	$0.1039
Voya Target Retirement 2035 Fund
Class A	NII	$0.2432
Class I	NII	$0.2738
Class R	NII	$0.2037
Class R6	NII	$0.2750
All Classes	STCG	$0.2597
All Classes	LTCG	$0.0682
Voya Target Retirement 2040 Fund
Class A	NII	$0.2155
Class I	NII	$0.2415
Class R	NII	$0.2025
Class R6	NII	$0.2480
All Classes	STCG	$0.2505
All Classes	LTCG	$0.0538
Fund Name	Type	Per Share Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.1876
Class I	NII	$0.2224
Class R	NII	$0.1536
Class R6	NII	$0.2256
All Classes	STCG	$0.1829
All Classes	LTCG	$0.0843
Voya Target Retirement 2050 Fund
Class A	NII	$0.1653
Class I	NII	$0.2021
Class R	NII	$0.1113
Class R6	NII	$0.2043
All Classes	STCG	$0.0862
All Classes	LTCG	$0.0355
Voya Target Retirement 2055 Fund
Class A	NII	$0.1607
Class I	NII	$0.1964
Class R	NII	$0.1527
Class R6	NII	$0.1965
All Classes	STCG	$0.0901
All Classes	LTCG	$0.0418
Voya Target Retirement 2060 Fund
Class A	NII	$0.1493
Class I	NII	$0.1837
Class R	NII	$0.1024
Class R6	NII	$0.1837
All Classes	STCG	$0.1039
All Classes	LTCG	$0.0224
Voya Target Retirement 2065 Fund
Class A	NII	$0.1357
Class I	NII	$0.1448
Class R	NII	$0.1258
Class R6	NII	$0.1448
All Classes	STCG	$0.0188

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2021, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	2.61%
Voya Target Retirement 2025 Fund	4.82%
Voya Target Retirement 2030 Fund	5.64%
Voya Target Retirement 2035 Fund	5.99%
Voya Target Retirement 2040 Fund	5.28%
Voya Target Retirement 2045 Fund	5.63%
Voya Target Retirement 2050 Fund	7.45%
Voya Target Retirement 2055 Fund	7.42%
Voya Target Retirement 2060 Fund	7.65%
Voya Target Retirement 2065 Fund	4.35%

For the year ended May 31, 2021, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	5.93%
Voya Target Retirement 2025 Fund	13.73%
Voya Target Retirement 2030 Fund	16.27%
Voya Target Retirement 2035 Fund	16.63%
Voya Target Retirement 2040 Fund	17.58%
Voya Target Retirement 2045 Fund	18.42%
Voya Target Retirement 2050 Fund	13.85%
Voya Target Retirement 2055 Fund	13.00%
Voya Target Retirement 2060 Fund	13.26%
Voya Target Retirement 2065 Fund	7.42%

TAX INFORMATION (UNAUDITED) (CONTINUED)

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target Retirement 2025 Fund	$201,817
Voya Target Retirement 2030 Fund	$307,713
Voya Target Retirement 2035 Fund	$204,549
Voya Target Retirement 2040 Fund	$109,944
Voya Target Retirement 2045 Fund	$182,042
Voya Target Retirement 2050 Fund	$59,285
Voya Target Retirement 2055 Fund	$57,071
Voya Target Retirement 2060 Fund	$20,235

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$2,903
Voya Target Retirement 2025 Fund	$10,066
Voya Target Retirement 2030 Fund	$11,522
Voya Target Retirement 2035 Fund	$11,074
Voya Target Retirement 2040 Fund	$7,142
Voya Target Retirement 2045 Fund	$7,774
Voya Target Retirement 2050 Fund	$5,709
Voya Target Retirement 2055 Fund	$4,841
Voya Target Retirement 2060 Fund	$3,068
Voya Target Retirement 2065 Fund	$778

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2021:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$5,086	$0.0018	1.63%
Voya Target Retirement 2025 Fund	$11,791	$0.0036	2.84%
Voya Target Retirement 2030 Fund	$15,792	$0.0049	4.03%
Voya Target Retirement 2035 Fund	$18,395	$0.0053	3.94%
Voya Target Retirement 2040 Fund	$13,966	$0.0059	3.53%
Voya Target Retirement 2045 Fund	$16,094	$0.0067	3.78%
Voya Target Retirement 2050 Fund	$12,404	$0.0067	4.27%
Voya Target Retirement 2055 Fund	$10,405	$0.0076	4.27%
Voya Target Retirement 2060 Fund	$6,359	$0.0063	4.24%
Voya Target Retirement 2065 Fund	$2,399	$0.0057	2.72%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee Chairperson	July 2007–Present January 2020– Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	131	Dentaquest (February 2014–Present); RSR Partners, Inc. (2016– Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007–Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–December 2019).	131	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000–Present).	131	Wisconsin Energy Corporation (June 2006–Present); The Royce Funds (22 funds) (December 2009–Present); and AMICA Mutual Insurance Company (1992–Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 71	Trustee	August 2015–Present	Retired.	131	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	131	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007–Present	Consultant (May 2001–Present).	131	Centerra Gold Inc. (May 2008–Present).
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	October 2015–Present	Retired.	131	None.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Trustee who is an “interested person”:

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	Trustee	July 2018–Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).	131	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Voya Investments Distributor, LLC (April 2018–Present).

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2021.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 52	Chief Executive Officer	March 2018–Present
Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018-Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020–Present); Chief Financial Officer, Voya Investment Management (September 2014–Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019–March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015–September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015–March 2018).

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	President	March 2018–Present
President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Director, Voya Funds Services, LLC (March 2018–Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).

Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 53	Executive Vice President Chief Investment Risk Officer	March 2020–Present March 2020–Present
Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020–Present); Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017–Present). Formerly, Vice President, Voya Investments, LLC (September 2018–March 2020); Consultant, DA Capital LLC (January 2016–March 2017).

James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 63	Executive Vice President	March 2018–Present
Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Administrative Officer, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999–September 2017).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Chief Compliance Officer	February 2012–Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012–Present).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	President, Voya Funds Services, LLC (March 2018–Present) and Senior Vice President, Voya Investments, LLC (April 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments, LLC (September 2003–Present).

Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Senior Vice President	September 2020–Present
Senior Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (March 2021–Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016–March 2021); Vice President, Mutual Fund Compliance (March 2014–June 2016).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 51	Senior Vice President	March 2007–Present
Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018–Present) and Voya Funds Services, LLC (March 2006– Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015–April 2018).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President Treasurer	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2012–Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (September 2004–Present).

Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Vice President	September 2014–Present	Vice President, Voya Investments, LLC (October 2015–Present).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	March 2007–Present	Vice President, Voya Funds Services, LLC (November 1995–Present) and Voya Investments, LLC (August 1997–Present).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2007–Present).

Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2018–Present
Vice President, Voya Investments Distributor, LLC (April 2018–Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018–Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018–Present). Formerly, Vice President, Voya Investment Management (March 2014–February 2018).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	May 2013–Present	Vice President–Director of Tax, Voya Investments, LLC (October 2015–Present).

Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 44	Anti-Money Laundering Officer	June 2018–Present
Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018–Present); Compliance Consultant, Voya Financial, Inc. (January 2019–Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009–December 2018).

Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 39	Secretary	September 2020–Present
Vice President and Senior Counsel, Voya Investment Management–Mutual Fund Legal Department (September 2020–Present). Formerly, Vice President, Counsel II, Voya Investment Management–Mutual Fund Legal Department (January 2013–September 2020).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Assistant Secretary	June 2010–Present	Vice President and Senior Counsel, Voya Investment Management–Mutual Fund Legal Department (March 2010–Present).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
167983 (0521-072721)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended May 31, 2021 and May 31, 2020 and the amount of fees that the previous independent public accounting firm billed to the Fund during the Fund’s fiscal year ended May 31, 2021 and May 31, 2020.

(a)	Audit Fees(1): The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $180,000 for the year ended May 31, 2021 and $180,000 for the year ended May 31, 2020.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2021 and $0 for the year ended May 31, 2020.

(c)	Tax Fees(2): The aggregate fees billed in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $55,125 for the year ended May 31, 2021 and $13,750 for the year ended May 31, 2020. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees(3): The aggregate fees billed in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2021 and $0 for the year ended May 31, 2020.

(1)) For the fiscal years ended May 31, 2021, and May 31, 2020, the previous independent public accounting firm billed $10,000 and $2,507, respectively, for Audit Fees.

(2)) For the fiscal years ended May 31, 2021, and May 31, 2020, the previous independent public accounting firm billed $11 and $38,509, respectively, for Tax Fees.

(3)) For the fiscal years ended May 31, 2021, and May 31, 2020, the previous independent public accounting firm billed $0 and $0, respectively, for All Other Fees.

(e)(1)     Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.         Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.        Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.       Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.       Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.        Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.       Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.     Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.    Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.       Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 19, 2020

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Ernst & Young LLP Passive Foreign Investment Company (“PFIC”) Analyzer		√	Not to exceed $95,000 during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:      January 1, 2021 to December 31, 2021

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC.

VOYA VARIABLE PRODUCTS TRUST

(e)(2)     Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)          Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2021 and May 31, 2020; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2021(1)	2020(1)
Voya Separate Portfolios Trust	$55,125	$13,750
Voya Investments, LLC (2)	$11,454,323	$14,844,215

(1) For the years ended May 31, 2021 and May 31, 2020, the previous independent public accounting firm billed the Registrant $11 and $38,509, respectively, for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)  There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 6, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 6, 2021